Tenant Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Leases [Abstract]
Fixed lease payments	$ 2,448	$ 0	$ 6,451	$ 0
Variable lease payments	300	0	864	0
Rental revenue	$ 2,748	$ 0	$ 7,315	$ 0